Gains (Losses) Recognized In Income (Detail) (Nondesignated, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized In Income	¥ (3,098)	¥ 3,220	¥ (6,360)
Foreign Currency Forward Contracts | Foreign Currency Transaction (Losses) Gains, Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized In Income	(3,114)	3,219	(6,350)
Currency Swaps | Foreign Currency Transaction (Losses) Gains, Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized In Income	¥ 16	¥ 1	¥ (10)